Current and Deferred Income Tax and Social Contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current and Deferred Income Tax and Social Contribution
Loss before income tax and social contribution	R$ (105,687)	R$ (155,843)	R$ (71,053)
Nominal statutory rate of income tax and social contribution	34.00%	34.00%	34.00%
IRPJ and CSLL calculated at the nominal rates	R$ 35,934	R$ 52,987	R$ 24,158
Share of loss equity-accounted investees	(1,534)	0	0
Permanent additions	(8,292)	(7,265)	1,246
Additional IRPJ	0	24	0
Difference in presumed profit rate of subsidiary	3,617	0	0
Tax Contingencies IRPJ and CSLL	23,703	0	0
Impairment write-off on tax loss carryforward	(2,314)	(8,657)	0
Total IRPJ and CSLL	51,114	37,089	25,404
Current IRPJ and CSLL in the result	10,668	(11,297)	7,874
Deferred IRPJ and CSLL in the result	40,446	48,386	17,530
Income tax and social contribution	R$ 51,114	R$ 37,089	R$ 25,404
Effective tax rate of Income and social contribution tax benefit	48.00%	24.00%	36.00%